Pension And Postretirement Benefit Costs (Schedule Of Pension Amounts Recognized In Accumulated Other Comprehensive Income) (Details) (Pension Benefits [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 16,767,679	$ 15,657,138
Prior service cost	729,939	838,702
Total	17,497,618	16,495,840
Less: Deferred tax	7,000,000	6,600,000
Additional pension liabilitiy, net of deferred tax	$ 10,497,618	$ 9,895,840